ING SERIES FUND, INC.

ING Global Target Payment Fund

Supplement Dated January 8, 2009 to the Class A Prospectus

Dated August 22, 2008

ING Global Target Payment Fund combines a managed payment policy with a diversified investment portfolio of ING Funds invested in global equity, fixed-income and real estate securities.

The managed payment policy is designed to provide investors with 12 level monthly payments throughout each calendar year. As described in the Prospectus, the level monthly payment per share for the calendar year will be calculated in January prior to the first monthly payment of the year and will be fixed for that calendar year.

For the calendar year 2009, the Fund will make a level monthly payment of approximately $0.045 per share for Class A shares. The level monthly payment amount for calendar year 2009 will be the product of: (i) the Annual Payment Rate of 6.50% divided by 12; and (ii) the Trailing Average Account Value.

Therefore, investors holding 10,000 shares would receive a monthly payment of approximately $450 from their holdings in Class A shares of the Fund during 2009.

For additional information relating to the manner in which the “Annual Payment Rate” and “Trailing Average Account Value” is determined, please see the sections of the Prospectus entitled “An Introduction to the Fund,” “An Introduction to the Fund’s Managed Payment Policy,” and “Dividends, Distributions and Taxes.”  The Prospectus remains unchanged except as indicated above.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

ING SERIES FUND, INC.

ING Global Target Payment Fund

Supplement Dated January 8, 2009 to the Class C Prospectus

Dated August 29, 2008

ING Global Target Payment Fund combines a managed payment policy with a diversified investment portfolio of ING Funds invested in global equity, fixed-income and real estate securities.

The managed payment policy is designed to provide investors with 12 level monthly payments throughout each calendar year. As described in the Prospectus, the level monthly payment per share for the calendar year will be calculated in January prior to the first monthly payment of the year and will be fixed for that calendar year.

For the calendar year 2009, the Fund will make a level monthly payment of approximately $0.038 per share for Class C shares. The level monthly payment amount for calendar year 2009 will be the product of: (i) the Annual Payment Rate of 5.75% divided by 12; and (ii) the Trailing Average Account Value.

Therefore, investors holding 10,000 shares would receive a monthly payment of approximately $380 from their holdings in Class C shares of the Fund during 2009.

For additional information relating to the manner in which the “Annual Payment Rate” and “Trailing Average Account Value” is determined, please see the sections of the Prospectus entitled “An Introduction to the Fund,” “An Introduction to the Fund’s Managed Payment Policy,” and “Dividends, Distributions and Taxes.”  The Prospectus remains unchanged except as indicated above.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

ING SERIES FUND, INC.

ING Global Target Payment Fund

Supplement Dated January 8, 2009 to the Class I and W Prospectus

Dated August 22, 2008

ING Global Target Payment Fund combines a managed payment policy with a diversified investment portfolio of ING Funds invested in global equity, fixed-income and real estate securities.

The managed payment policy is designed to provide investors with 12 level monthly payments throughout each calendar year. As described in the Prospectus, the level monthly payment per share for the calendar year will be calculated in January prior to the first monthly payment of the year and will be fixed for that calendar year.

For the calendar year 2009, the Fund will make a level monthly payment of approximately $0.047 per share for Class I and Class W shares. The level monthly payment amount for calendar year 2009 will be the product of: (i) the Annual Payment Rate of 6.75% divided by 12; and (ii) the Trailing Average Account Value.

Therefore, investors holding 10,000 shares would receive a monthly payment of approximately $470 from their holdings in Class I and Class W shares of the Fund during 2009.

For additional information relating to the manner in which the “Annual Payment Rate” and “Trailing Average Account Value” is determined, please see the sections of the Prospectus entitled “An Introduction to the Fund,” “An Introduction to the Fund’s Managed Payment Policy,” and “Dividends, Distributions and Taxes.”  The Prospectus remains unchanged except as indicated above.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.